Quarterly portfolio holdings
John Hancock
Blue Chip Growth Fund
U.S. equity
May 31, 2025
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Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 97.7%		$5,347,646,783
(Cost $1,848,815,965)
Communication services 16.1%		879,506,582
Entertainment 3.4%
Netflix, Inc. (A)	128,511	155,142,335
Sea, Ltd., ADR (A)	177,097	28,401,046
Interactive media and services 11.6%
Alphabet, Inc., Class A	350,686	60,226,814
Alphabet, Inc., Class C	1,776,137	307,005,280
Meta Platforms, Inc., Class A	415,961	269,330,588
Wireless telecommunication services 1.1%
T-Mobile US, Inc.	245,254	59,400,519
Consumer discretionary 17.1%		938,974,553
Automobiles 2.7%
Tesla, Inc. (A)	421,390	145,994,779
Broadline retail 8.1%
Amazon.com, Inc. (A)	2,163,039	443,444,625
Hotels, restaurants and leisure 2.3%
Booking Holdings, Inc.	10,611	58,561,366
Chipotle Mexican Grill, Inc. (A)	809,954	40,562,496
DoorDash, Inc., Class A (A)	124,106	25,894,717
Specialty retail 3.9%
Carvana Company (A)	515,665	168,704,961
Ross Stores, Inc.	166,096	23,268,389
The TJX Companies, Inc.	190,249	24,142,598
Textiles, apparel and luxury goods 0.1%
Lululemon Athletica, Inc. (A)	26,528	8,400,622
Consumer staples 1.0%		56,520,516
Food products 0.2%
Mondelez International, Inc., Class A	192,140	12,967,529
Household products 0.8%
Colgate-Palmolive Company	233,265	21,679,649
The Procter & Gamble Company	128,750	21,873,338
Energy 0.2%		8,893,722
Energy equipment and services 0.2%
Schlumberger, Ltd.	269,099	8,893,722
Financials 9.6%		525,283,864
Capital markets 1.6%
Morgan Stanley	180,777	23,144,879
S&P Global, Inc.	39,005	20,004,104
The Charles Schwab Corp.	233,066	20,589,050
The Goldman Sachs Group, Inc.	39,891	23,952,551
Financial services 6.5%
Adyen NV (A)(B)	6,827	13,083,799
Fiserv, Inc. (A)	66,236	10,782,558
Mastercard, Inc., Class A	245,635	143,843,856
Visa, Inc., Class A	521,568	190,471,418
Insurance 1.5%
Chubb, Ltd.	185,416	55,105,635
Marsh & McLennan Companies, Inc.	104,023	24,306,014
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 7.2%		$392,404,344
Health care equipment and supplies 2.2%
Intuitive Surgical, Inc. (A)	161,513	89,210,090
Stryker Corp.	77,251	29,559,323
Health care providers and services 1.1%
Elevance Health, Inc.	35,562	13,650,118
UnitedHealth Group, Inc.	144,137	43,516,402
Life sciences tools and services 1.0%
Danaher Corp.	157,652	29,938,115
Thermo Fisher Scientific, Inc.	65,689	26,460,843
Pharmaceuticals 2.9%
AstraZeneca PLC, ADR	26,683	1,943,323
Eli Lilly & Company	212,283	156,594,801
Zoetis, Inc.	9,081	1,531,329
Industrials 2.2%		118,953,871
Aerospace and defense 1.2%
General Electric Company	207,558	51,040,588
TransDigm Group, Inc.	11,044	16,217,341
Commercial services and supplies 0.3%
Cintas Corp.	61,813	14,000,645
Veralto Corp.	36,474	3,684,968
Electrical equipment 0.4%
GE Vernova, Inc.	44,266	20,936,933
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	81,622	13,073,396
Information technology 42.6%		2,332,522,721
Electronic equipment, instruments and components 0.4%
TE Connectivity PLC	136,535	21,855,157
IT services 0.7%
Shopify, Inc., Class A (A)	383,109	41,076,947
Semiconductors and semiconductor equipment 16.4%
ASML Holding NV, NYRS	61,272	45,143,371
Broadcom, Inc.	591,343	143,146,400
Monolithic Power Systems, Inc.	36,344	24,056,094
NVIDIA Corp.	4,829,478	652,607,362
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	127,670	24,681,164
Texas Instruments, Inc.	42,715	7,810,438
Software 17.5%
Confluent, Inc., Class A (A)	170,222	3,920,213
Crowdstrike Holdings, Inc., Class A (A)	41,971	19,783,870
Datadog, Inc., Class A (A)	57,202	6,742,972
Intuit, Inc.	52,931	39,881,921
Microsoft Corp.	1,507,912	694,182,368
Palantir Technologies, Inc., Class A (A)	27,271	3,593,772
Roper Technologies, Inc.	52,661	30,030,988
ServiceNow, Inc. (A)	117,968	119,276,265
Synopsys, Inc. (A)	88,760	41,182,865
Technology hardware, storage and peripherals 7.6%
Apple, Inc.	2,059,002	413,550,554
Materials 0.8%		42,485,391
Chemicals 0.8%
Linde PLC	45,551	21,298,737
The Sherwin-Williams Company	59,047	21,186,654
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities 0.9%		$52,101,219
Electric utilities 0.9%

Constellation Energy Corp.	170,182	52,101,219

Exchange-traded funds 1.1%		$59,914,500
(Cost $59,769,750)
iShares Russell 1000 Growth ETF	150,000	59,914,500

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$9,551,899
(Cost $9,601,335)
Consumer discretionary 0.2%				9,551,899
Specialty retail 0.2%
Carvana Company (11.000% Cash or 13.000% PIK) (B)	11.000	06-01-30	3,061,586	3,228,544
Carvana Company (9.000% Cash or 12.000% PIK) (B)	12.000	12-01-28	1,738,054	1,785,817
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	3,911,955	4,537,538

	Yield (%)	Shares	Value
Short-term investments 1.0%			$56,266,003
(Cost $56,266,003)
Short-term funds 1.0%			56,266,003
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2490(C)	38,934,646	38,934,646
T. Rowe Price Government Reserve Fund	4.3483(C)	17,331,357	17,331,357

Total investments (Cost $1,974,453,053) 100.0%	$5,473,379,185
Other assets and liabilities, net 0.0%	1,617,773
Total net assets 100.0%	$5,474,996,958

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-25.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$879,506,582	$879,506,582	—	—
Consumer discretionary	938,974,553	938,974,553	—	—
Consumer staples	56,520,516	56,520,516	—	—
Energy	8,893,722	8,893,722	—	—
Financials	525,283,864	512,200,065	$13,083,799	—
Health care	392,404,344	392,404,344	—	—
Industrials	118,953,871	118,953,871	—	—
Information technology	2,332,522,721	2,332,522,721	—	—
Materials	42,485,391	42,485,391	—	—
Utilities	52,101,219	52,101,219	—	—
Exchange-traded funds	59,914,500	59,914,500	—	—
Corporate bonds	9,551,899	—	9,551,899	—
Short-term investments	56,266,003	56,266,003	—	—
Total investments in securities	$5,473,379,185	$5,450,743,487	$22,635,698	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$62,324,844	$(62,322,285)	$(2,559)	—	$4,314	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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